CONDENSED CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 02, 2020
Ordinary shares subject to possible redemption		28,646,767
Price per share		$ 10.00
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Ordinary Share
Ordinary shares subject to possible redemption	29,989,126	28,646,767
Price per share	$ 10.00
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	4,510,874	5,853,233
Common stock, shares outstanding	4,510,874	5,853,233
Class B Ordinary Share
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	8,625,000	8,625,000
Common stock, shares outstanding	8,625,000	8,625,000	8,625,000